CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 26,988	$ 29,474
Bank deposits	15	8,530
Restricted cash	16,000
Trade receivables	33,755	31,677
Prepaid expenses and other receivables	2,789	4,661
Inventory	11,719	14,810
Total current assets	91,266	89,152
NON-CURRENT ASSETS:
Restricted cash	150	16,169
Fixed assets	616	572
Right-of-use assets	7,191	3,651
Intangible assets	68,744	71,644
Total non-current assets	76,701	92,036
TOTAL ASSETS	167,967	181,188
CURRENT LIABILITIES:
Accounts payable	4,373	11,664
Lease liabilities	1,472	1,618
Allowance for deductions from revenue	39,223	30,711
Accrued expenses and other current liabilities	20,212	20,896
Borrowing	85,506
Payable in respect of intangible asset purchase	15,629	16,581
Total current liabilities	166,415	81,470
NON-CURRENT LIABILITIES:
Borrowing		83,620
Payable in respect of intangible assets purchase		3,899
Lease liabilities	6,668	2,574
Derivative financial instruments	6,074
Royalty obligation	750	750
Total non-current liabilities	13,492	90,843
TOTAL LIABILITIES	179,907	172,313
EQUITY:
Ordinary shares	1,827	1,495
Additional paid-in capital	383,414	375,246
Accumulated deficit	(397,181)	(367,866)
TOTAL EQUITY	(11,940)	8,875
TOTAL LIABILITIES AND EQUITY	$ 167,967	$ 181,188